Provisions - Schedule of defined benefit obligation expenses recognized in the consolidated income statements (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit expense in profit or loss, defined benefit plans	€ 65	€ 73	€ 76
Post-employment plans | Spain
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	3	5	10
Interest cost (net)	48	24	26
Expected return on insurance contracts linked to pensions	(4)	(1)	(1)
Actuarial (gains)/losses recognised in the year	0	0	0
Past service cost	2	13	2
Pre-retirement cost	0	0	0
Other	(8)	(39)	(372)
Post-employment benefit expense in profit or loss, defined benefit plans	41	2	(335)
Other similar obligations | Spain
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	1	1	1
Interest cost (net)	25	11	9
Expected return on insurance contracts linked to pensions	0	0	0
Actuarial (gains)/losses recognised in the year	(67)	(15)	(3)
Past service cost	0	0	0
Pre-retirement cost	92	139	772
Other	0	(55)	(15)
Post-employment benefit expense in profit or loss, defined benefit plans	€ 51	€ 81	€ 764